OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Deferred charter revenue	$ 5,687	$ 4,975
Fair value of acquired time charters	5,045	0
Other	1,686	2,570
Other current liabilities	$ 12,418	$ 7,545
Operating lease, weighted average remaining lease term	3 years	4 years
Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Time charter liabilities, fair value disclosure	$ 11,900
Trafigura | Assets Under Sale and Purchase Agreement
Business Acquisition [Line Items]
Fair value of acquired time charters	5,000
Time charter liabilities, fair value disclosure	11,900
Other Liabilities, Non-Current, Fair Value Of Assets Acquired	2,900
Trafigura | Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Amortization of fair value of acquired time charter	$ 4,000